Approval of Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The condensed consolidated financial statements were approved by the board of directors on May 13, 2019.
2.	APPROVAL OF FINANCIAL STATEMENTS
The consolidated financial statements were approved by the board of directors on April 26, 2019.